INCOME TAXES (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Federal net operating loss carryforwards	$ 7,606,833	$ 6,661,795
State net operating loss carryforwards	74,353	0
Stock based compensation	2,738,159	2,502,856
Other deferred tax assets (liabilities)	(180)	0
Total deferred tax assets	10,794,091	9,091,130
Valuation allowance	(10,794,091)	(9,091,130)
Total deferred income taxes	0	0
Section 174 research and experimental expenditures
Deferred tax assets:
Section 174 research and experimental expenditures	$ 374,926	$ (73,521)